Victory Diversified Stock Fund
Victory Diversified Stock Fund

Supplement dated August 5, 2013 to Prospectus dated March 1, 2013

KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement on February 19, 2013 to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor.  On July 31, 2013, the closing of the aforementioned sale was completed.

At Special Meetings of Shareholders of the Funds held on May 17, 2013 and various adjournments thereof, Fund shareholders elected the proposed Trustees, and approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds (other than the Special Value Fund), at the same fee rates as those under the previous investment advisory agreements.  Shareholders also approved a new Investment Sub-Advisory Agreement between the Adviser, KPB Investment Advisors LLC and the Trust on behalf of each of National Municipal Bond Fund and Ohio Municipal Bond Fund.  In addition, shareholders approved a Distribution and Service Plan for Class A shares of each Fund.

The previous investment advisory agreements were terminated upon the closing. On August 1, 2013, the new Investment Advisory Agreement and Investment Sub-Advisory Agreement, as approved by shareholders, became effective.

The new Distribution and Service Plan for Class A shares, as approved by shareholders, became effective as of August 1, 2013, and the existing Shareholder Servicing Plan for Class A shares was terminated for each Fund.

In addition, the following changes to this Prospectus are effective August 1, 2013:

1. The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 1 for the Diversified Stock Fund is restated as follows:
Annual Fund Operating Expenses	Victory Diversified Stock Fund Class A
Management Fees	0.62%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.09%
Fee Waiver/Expense Reimbursement	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.09%